32. RELATED PARTY TRANSACTIONS (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Dividends receivable	R$ 186	R$ 120
Light [Member]
Disclosure of transactions between related parties [line items]
Dividends receivable	73
Alianca geracao [member]
Disclosure of transactions between related parties [line items]
Dividends receivable	103	91
Others [Member]
Disclosure of transactions between related parties [line items]
Dividends receivable	R$ 10	R$ 29